04.30 Fidelity Large Cap Growth Index Fund Institutional, Institutional Premium PRO-06 | Fidelity® Large Cap Growth Index Fund
Fund Summary Fund/Class: Fidelity® Large Cap Growth Index Fund/Institutional, Institutional Premium
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of large capitalization U.S. companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Large Cap Growth Index Fund}	04.30 Fidelity Large Cap Growth Index Fund Institutional, Institutional Premium PRO-06 Fidelity® Large Cap Growth Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Large Cap Growth Index Fund} - 04.30 Fidelity Large Cap Growth Index Fund Institutional, Institutional Premium PRO-06 - Fidelity® Large Cap Growth Index Fund		Fidelity Large Cap Growth Index Fund-Institutional Class		Fidelity Large Cap Growth Index Fund-Institutional Premium Class
Management fee	[1]	0.035%		0.035%
Distribution and/or Service (12b-1) fees		none		none
Other expenses		0.005%	[1]	none
Total annual operating expenses	[1]	0.04%		0.035%
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Large Cap Growth Index Fund} - 04.30 Fidelity Large Cap Growth Index Fund Institutional, Institutional Premium PRO-06 - Fidelity® Large Cap Growth Index Fund - USD ($)	Fidelity Large Cap Growth Index Fund-Institutional Class	Fidelity Large Cap Growth Index Fund-Institutional Premium Class
1 year	$ 4	$ 4
3 years	13	11
5 years	23	20
10 years	$ 51	$ 45

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Russell 1000® Growth Index, which is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	8.83%	March 31, 2017
Lowest Quarter Return	4.72%	June 30, 2017
Year-to-Date Return	1.42%	March 31, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity® Large Cap Growth Index Fund} - 04.30 Fidelity Large Cap Growth Index Fund Institutional, Institutional Premium PRO-06 - Fidelity® Large Cap Growth Index Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Large Cap Growth Index Fund-Institutional Class			Jun. 07, 2016
Fidelity Large Cap Growth Index Fund-Institutional Class | Return Before Taxes	30.11%	21.66%
Fidelity Large Cap Growth Index Fund-Institutional Class | After Taxes on Distributions	29.67%	21.34%	Jun. 07, 2016
Fidelity Large Cap Growth Index Fund-Institutional Class | After Taxes on Distributions and Sales	17.28%	16.65%	Jun. 07, 2016
Fidelity Large Cap Growth Index Fund-Institutional Premium Class			Jun. 07, 2016
Fidelity Large Cap Growth Index Fund-Institutional Premium Class | Return Before Taxes	30.12%	21.67%
Russell 1000® Growth Index(reflects no deduction for fees, expenses, or taxes)	30.21%	21.75%
[1]	From June 7, 2016